Preferred-Plus ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

PREFERRED STOCKS - 86.7%		Shares	Value
Agriculture - 1.9%
CHS, Inc.
Series 2, 7.10% to 03/31/2024 then 3 Month LIBOR USD + 4.30%, Perpetual(a) (h)		4,022	$100,429
Series 4, 7.50%, Perpetual(h)		4,669	118,033
			218,462

Auto Manufacturers - 2.5%
Ford Motor Co.
6.00%, 12/01/2059(b) (h)		6,503	152,365
6.20%, 06/01/2059(b) (h)		5,896	138,615
			290,980

Banks - 35.5%(g)
Bank of America Corp.
Series HH, 5.88%, Perpetual		4,119	101,863
Series LL, 5.00%, Perpetual		6,010	129,395
Series PP, 4.13%, Perpetual		5,220	96,048
Series QQ, 4.25%, Perpetual		5,256	97,341
Series SS, 4.75%, Perpetual		6,302	131,082
Citigroup Capital XIII
12.02% (3 Month Term SOFR + 6.63%), 10/30/2040(a)(b) (h)		4,112	117,356
Citigroup, Inc.
Series J, 9.63% (3 Month Term SOFR + 4.30%), Perpetual(a)		680	17,428
Citizens Financial Group, Inc.
Series D, 6.35% to 04/06/2024 then (3 Month Term SOFR + 3.90%), Perpetual(a)		6,130	147,120
ConnectOne Bancorp, Inc.
Series A, 5.25% to 09/01/2026 then (5 Year CMT Rate + 4.42%), Perpetual(a)		4,998	92,463
Fifth Third Bancorp
Series I, 9.30% to 01/29/2024 then (3 Month Term SOFR + 3.97%), Perpetual(a)		1,803	45,922
Series K, 4.95%, Perpetual(h)		3,996	89,670
First Citizens BancShares, Inc., Series A, 5.38%, Perpetual		4,499	90,475
Series A, 5.38%, Perpetual(h)
Goldman Sachs Group, Inc.
Series K, 6.38% to 05/10/2024 then (3 Month Term SOFR + 3.81%), Perpetual(a)		1,226	30,981
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual		9,038	225,950
Series EE, 6.00%, Perpetual		4,515	114,275
Series LL, 4.63%, Perpetual		5,384	112,418
KeyCorp
6.20% to 12/15/2027 then (5 Year CMT Rate + 3.13%), Perpetual(a)		6,352	136,314
Series E, 6.13% to 12/15/2026 then 3 Month Term SOFR + 4.15%, Perpetual(a) (h)		5,008	107,372
Merchants Bancorp
8.25% to 10/01/2027 then (5 Year CMT Rate + 4.34%), Perpetual(a)		2,772	66,944
Midland States Bancorp, Inc.
7.75% to 09/30/2027 then (5 Year CMT Rate + 4.71%), Perpetual(a)		4,425	107,528
Morgan Stanley
Series F, 6.88%, 04/15/2024, Perpetual(h)		6,307	157,801
Series K, 5.85%, 04/15/2027, Perpetual(h)		7,119	172,422
Series P, 6.50%, 10/15/2027, Perpetual		4,800	125,616
Old National Bancorp
Series C, 7.00%, Perpetual(h)		6,010	152,293
Regions Financial Corp.
Series C, 5.70% to 05/15/2029 then (3 Month LIBOR USD + 3.15%), Perpetual(a) (h)		6,010	128,073
State Street Corp.
Series D, 5.90%, 03/15/2024, Perpetual		5,008	125,350
Series G, 5.35%, 03/15/2026, Perpetual		3,945	93,536
Synovus Financial Corp.
Series E, 5.88% to 07/01/2024 then (5 Year CMT Rate + 4.13%), Perpetual(a)		9,862	230,279
Truist Financial Corp.
Series R, 4.75%, Perpetual(h)		6,398	128,728
US Bancorp
Series K, 5.50%, Perpetual		6,010	139,492
Wells Fargo & Co.
Series DD, 4.25%, Perpetual		2,880	51,206
Series R, 6.63%, 03/15/2024, Perpetual		3,185	79,912
WesBanco, Inc.
Series A, 6.75% to 11/15/2025 then (5 Year CMT Rate + 6.56%), Perpetual(a)		5,008	119,942
Western Alliance Bancorp
Series A, 4.25% to 09/30/2026 then (5 Year CMT Rate + 3.45%), Perpetual(a)		7,384	127,374
Wintrust Financial Corp.
Series E, 6.88% to 07/15/2025 then (5 Year CMT Rate + 6.51%), Perpetual(a)		6,130	149,204
			4,039,173

Distribution/Wholesale - 1.6%
WESCO International, Inc.
Series A, 10.63% to 06/22/2025 then (5 Year CMT Rate + 10.33%), Perpetual(a) (h)		6,968	184,095

Diversified Financial Services - 7.6%
Air Lease Corp.
Series A, 6.15% to 03/15/2024 then (3 Month Term SOFR + 3.91%), Perpetual(a)(h)		6,010	149,649
Apollo Global Management, Inc.
7.63% to 09/15/2028 then (5 Year CMT Rate + 3.23%), 09/15/2053(a)(b)		2,000	54,940
B Riley Financial, Inc.
5.00%, 12/31/2026(b)		3,515	55,713
Capital One Financial Corp.
Series I, 5.00%, Perpetual(h)		5,073	93,597
Series J, 4.80%, Perpetual(h)		3,049	53,784
Stifel Financial Corp.
Series D, 4.50%, Perpetual		8,931	153,345
Synchrony Financial
Series A, 5.63%, Perpetual(h)		8,860	152,835
Voya Financial, Inc.
Series B, 5.35% to 09/15/2029 then (5 Year CMT Rate + 3.21%), Perpetual(a)		6,447	149,764
			863,627

Electric - 8.6%
Algonquin Power & Utilities Corp.
Series 19-A, 6.20% to 07/01/2024 then (3 Month LIBOR USD + 4.01%), 07/01/2079(a)(b)(c)		6,130	147,917
Brookfield BRP Holdings Canada, Inc.
4.63%, Perpetual(c)		3,360	52,584
CMS Energy Corp.
5.88%, 03/01/2079(b)		3,007	75,085
National Rural Utilities Cooperative Finance Corp.
Series US, 5.50%, 05/15/2064(b) (h)		5,008	126,001
SCE Trust III
Series H, 5.75% to 03/15/2024 then (3 Month Term SOFR + 3.25%), Perpetual(a)		5,018	124,798
SCE Trust IV
Series J, 5.38% to 09/15/2025 then (3 Month Term SOFR + 3.39%), Perpetual(a) (h)		5,008	110,176
SCE Trust V
Series K, 5.45% to 03/15/2026 then (3 Month Term SOFR + 4.05%), Perpetual(a) (h)		5,110	124,377
Sempra
5.75%, 07/01/2079(b)		6,010	150,130
The Southern Co.
Series 2020, 4.95%, 01/30/2080(b)		3,007	67,597
			978,665

Gas - 1.2%
NiSource, Inc.
Series B, 6.50% to 03/15/2024 then (5 Year CMT Rate + 3.63%), Perpetual(a) (h)		5,577	139,202

Insurance - 18.1%
American Equity Investment Life Holding Co.
Series A, 5.95% to 12/01/2024 then (5 Year CMT Rate + 4.32%), Perpetual(a) (h)		7,455	161,326
Series B, 6.63% to 09/01/2025 then (5 Year CMT Rate + 6.30%), Perpetual(a) (h)		7,022	174,147
Aspen Insurance Holdings Ltd.
5.63%, Perpetual(c)		3,007	58,757
Athene Holding Ltd.
Series A, 6.35% to 06/30/2029 then (3 Month LIBOR USD + 4.25%), Perpetual(a)(c) (h)		9,999	224,777
Series C, 6.38% to 06/30/2025 then (5 Year CMT Rate + 5.97%), Perpetual(a)		3,979	96,371
Brighthouse Financial, Inc.
6.25%, 09/15/2058(b) (h)		3,400	73,950
Series B, 6.75%, Perpetual(h)		7,160	160,957
Series C, 5.38%, Perpetual		3,624	66,790
Enstar Group Ltd.
Series D, 7.00% to 09/01/2028 then (3 Month LIBOR USD + 4.02%), Perpetual(a)(c) (h)		6,010	150,731
Equitable Holdings, Inc.
Series A, 5.25%, Perpetual(h)		6,867	146,404
Jackson Financial, Inc.
8.00% to 03/30/2028 then (5 Year CMT Rate + 3.73%), Perpetual(a)		5,172	130,541
Kemper Corp.
5.88% to 03/15/2027 then (5 Year CMT Rate + 4.14%), 03/15/2062(a)(b)		4,499	90,385
Lincoln National Corp.
Series D, 9.00%, Perpetual		2,300	62,767
MetLife, Inc.
Series E, 5.63%, Perpetual		5,566	135,198
Series F, 4.75%, Perpetual		6,096	124,358
Prudential Financial, Inc.
5.63%, 08/15/2058(b)		2,890	72,134
Reinsurance Group of America, Inc.
5.75% to 06/15/2026 then (3 Month LIBOR USD + 4.04%), 06/15/2056(a)(b)		2,850	72,048
Unum Group
6.25%, 06/15/2058(b)		3,007	75,867
			2,077,508

Investment Companies - 0.6%
Oaktree Capital Group LLC
Series B, 6.55%, Perpetual		3,007	63,959

Pipelines - 2.4%
Energy Transfer LP
Series E, 7.60% to 05/15/2024 then (3 Month LIBOR USD + 5.16%), Perpetual(a) (h)		7,022	174,145
NuStar Logistics LP
12.39% (3 Month Term SOFR + 7.00%), 01/15/2043(a)(b)		3,919	101,424
			275,569

Savings & Loans - 3.1%
Banc of California, Inc.
Series F, 7.75% to 09/01/2027 then (5 Year CMT Rate + 4.82%), Perpetual(a)		8,538	198,253
New York Community Bancorp, Inc.
Series A., 6.38% to 03/17/2027 then (3 Month LIBOR USD + 3.82%), Perpetual(a)		7,118	159,514
			357,767

Telecommunications - 3.6%
AT&T, Inc.
5.63%, 08/01/2067(b)		2,951	73,185
Series A, 5.00%, Perpetual(h)		1,175	24,663
Series C, 4.75%, Perpetual(h)		5,693	112,323
Telephone and Data Systems, Inc.
Series UU, 6.63%, Perpetual(h)		6,010	104,995
United States Cellular Corp.
5.50%, 03/01/2070(b)		5,237	93,480
			408,646
TOTAL PREFERRED STOCKS (Cost $10,982,198)			9,897,653

REAL ESTATE INVESTMENT TRUSTS - 11.8%
AGNC Investment Corp.
Series F, 6.13% (3 Month LIBOR USD + 4.70%), 04/15/2025, Perpetual(a)		7,016	152,667
Annaly Capital Management, Inc.
Series F, 10.60% (3 Month LIBOR USD + 4.99), 01/31/2024, Perpetual (a)		2,922	73,459
Series I, 6.75% (3 Month LIBOR USD + 4.99%), 06/30/2024, Perpetual (a)		2,972	72,190
Arbor Realty Trust, Inc.
Series F, 6.25% (SOFR + 5.44%), 10/12/2026, Perpetual (a)		6,961	130,866
Digital Realty Trust, Inc.
Series L, 5.20%, 10/10/2024, Perpetual		5,760	128,333
Hudson Pacific Properties, Inc.
Series C, 4.75%, 11/16/2026, Perpetual		2,951	41,344
KKR Real Estate Finance Trust, Inc.
Series A, 6.50%, 04/16/2026, Perpetual(h)		5,108	92,710
MFA Financial, Inc.
Series C, 6.50% (3 Month LIBOR USD + 5.35%), 03/31/2025, Perpetual (a)		2,514	53,297
Pebblebrook Hotel Trust
Series G, 6.38%, 05/13/2026, Perpetual(h)		6,010	126,871
Public Storage
Series M, 4.13%, 08/14/2025, Perpetual(h)		1,054	19,689
Series S, 4.10%, 01/13/2027, Perpetual		3,508	64,863
Sachem Capital Corp.
Series A, 7.75%, 06/29/2026(h)		2,893	70,445
6.00%, 12/30/2026(b)		6,010	117,195
6.88%, 12/30/2024(b) (h)		2,893	62,142
Vornado Realty Trust
Series N, 5.25%, 11/24/2025, Perpetual(h)		1,742	23,639
Series O, 4.45%, 09/22/2026, Perpetual		8,018	123,076
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,642,629)			1,352,786

CLOSED END FUNDS - 0.2%
Cohen & Steers Ltd. Duration Preferred and Income Fund, Inc. (h)		1,172	21,600
TOTAL CLOSED END FUNDS (Cost $27,526)			21,600

PURCHASED OPTIONS - 0.0%(d)(e)	Notional Amount	Contracts	Value
Purchased Put Options - 0.0%(e)			$–
CBOE Mini S&P 500 Index		–	$–
Expiration: 01/05/2024; Exercise Price: $375(i)	1,500,000	40	80
Expiration: 01/26/2024; Exercise Price: $395(i)	1,619,500	41	451
Expiration: 02/02/2024; Exercise Price: $390(i)	1,599,000	41	574
TOTAL PURCHASED OPTIONS (Cost $2,366)			1,105

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%		Shares
First American Government Obligations Fund - Class X, 5.28%(f)		74,104	74,104
TOTAL SHORT-TERM INVESTMENTS (Cost $74,104)			74,104

TOTAL INVESTMENTS - 99.3% (Cost $12,728,823)			$11,347,248
Other Assets and Liabilities, net - 0.7%			73,880
TOTAL NET ASSETS - 100.0%			$11,421,128

Percentages are stated as a percent of net assets.

CBOE – Chicago Board Options Exchange
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. Variable rate Preferred Stocks will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Preferred Stocks that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR Preferred Stocks that have transitioned to SOFR as the base lending rate. The rate disclosed is as of December 31, 2023.

(b)	Security may be called/redeemed by the issuer as of an earlier date.
(c)	Foreign issued security.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.
(f)	The rate shown represents the seven-day yield at period end.
(g)
To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(h)
A portion or all of the security has been segregated or earmarked as collateral for written options. As of December 31, 2023, the value of these securities amounts to $4,023,455 or 35.2% of net assets.

(i)	Held in connection with a written option, see Schedule of Written Options for more detail.

Preferred-Plus ETF
Schedule of Options Written
as of December 31, 2023 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)	Notional Amount	Contracts	Value
Written Put Options - (0.1)%
CBOE Mini S&P 500 Index	0	0	–
Expiration: 01/05/2024; Exercise Price: $440	$(1,760,000)	(40)	$(120)
Expiration: 01/26/2024; Exercise Price: $465	(1,906,500)	(41)	(7,011)
Expiration: 02/02/2024; Exercise Price: $460	(1,886,000)	(41)	(7,196)
TOTAL WRITTEN OPTIONS (Premiums received $24,711)			(14,327)

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks*	$9,897,653	$–	$–	$9,897,653
Real Estate Investment Trusts	1,352,786	–	–	1,352,786
Closed End Funds	21,600	–	–	21,600
Options	–	1,105	–	1,105
Money Market Funds	74,104	–	–	74,104
Total Investments	$11,346,143	$1,105	$–	$11,347,248

Investments Sold Short:
Options	–	(14,327)	–	(14,327)
Total Investments Sold Short	$–	$(14,327)	$–	$(14,327)

*Refer to the Schedule of Investments for industry classifications.